Label	Element	Value
Commodity Return Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CREDIT SUISSE TRUST

Commodity Return Strategy Portfolio

(the “Portfolio”)

Supplement to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024

Risk/Return [Heading]	rr_RiskReturnHeading	Commodity Return Strategy Portfolio